INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 211,202,000	$ 230,104,000	$ 226,553,000	$ 226,260,000
Additions	2,827,000	19,707,000	37,872,000
Acquisitions from business combination	0	16,456,000	2,628,000
Disposals	1,506,000	3,366,000	(2,990,000)
Translation differences	(30,073,000)	10,168,000	38,527,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(297,941,000)	(265,771,000)	(205,716,000)	(139,027,000)
Additions	(58,681,000)	(55,195,000)	(50,916,000)
Acquisitions from business combination	0	0	0
Disposals	1,365,000	527,000	7,036,000
Translation differences	32,455,000	(4,817,000)	(22,809,000)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(23,991,000)	(24,469,000)	(21,507,000)	(22,213,000)
Additions	(626,000)	0	0
Acquisitions from business combination	0	0	0
Disposals	0	0	0
Translation differences	1,104,000	(2,962,000)	706,000
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(647,000)	(691,000)	(475,000)	(282,000)
Additions	(181,000)	(235,000)	(241,000)
Acquisitions from business combination	0	0	0
Disposals	14,000	7,000	33,000
Translation differences	727,000	13,000	15,000
Customer-related intangible assets [member] | BRAZIL [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	112,632,000
Customer-related intangible assets [member] | SPAIN [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	49,910,000
Customer-related intangible assets [member] | MEXICO [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	48,202,000
Customer-related intangible assets [member] | PERU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,648,000
Customer-related intangible assets [member] | COLOMBIA [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,106,000
Customer-related intangible assets [member] | CHILE [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,940,000
Customer-related intangible assets [member] | ARGENTINA [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,033,000
Customer-related intangible assets [member] | URUGUAY [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,033,000
Customer-related intangible assets [member] | Telefonica S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	247,744,000
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(143,290,000)	(133,658,000)	(105,296,000)	(77,443,000)
Additions	(23,423,000)	(25,222,000)	(24,175,000)
Acquisitions from business combination	0	0	0
Disposals	150,000	0	0
Translation differences	18,461,000	(3,140,000)	(2,806,000)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Additions	38,500,000
Computer software [member] | BRAZIL [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	4,600,000
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(113,845,000)	(93,905,000)	(68,138,000)	(36,637,000)
Additions	(28,992,000)	(24,669,000)	(21,953,000)
Acquisitions from business combination	0	0	0
Disposals	48,000	147,000	6,716,000
Translation differences	10,269,000	(1,066,000)	(16,264,000)
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(40,159,000)	(37,517,000)	(31,807,000)	$ (24,665,000)
Additions	(6,085,000)	(5,069,000)	(4,547,000)
Acquisitions from business combination	0	0	0
Disposals	1,153,000	373,000	287,000
Translation differences	$ 2,998,000	$ (624,000)	$ (3,754,000)